Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statements of Income
Total revenues (Note 21)	$ 4,170,077	$ 2,779,541	$ 2,446,877
Cost of services	2,993,062	1,855,181	1,668,892
Selling, general and administrative expenses	603,633	390,253	346,345
Total operating expenses	3,596,695	2,245,434	2,015,237
Operating income	573,382	534,107	431,640
Nonoperating expenses, net	(112,168)	(37,219)	(38,711)
Income before income taxes and equity in income of equity investments	461,214	496,888	392,929
Income taxes (Note 14)	161,175	151,364	129,761
Income before equity in income of equity investments	300,039	345,524	263,168
Equity in income of equity investments, net of tax (Note 11)	25,933	22,106	17,583
Income from continuing operations, net of tax	325,972	367,630	280,751
Income from discontinued operations, net of tax		1,411	48,655
Net income	325,972	369,041	329,406
Net income attributable to noncontrolling interests	(6,334)	(4,997)	(6,534)
Net income attributable to Total System Services, Inc. (TSYS) common shareholders	$ 319,638	$ 364,044	$ 322,872
Basic EPS:
Income from continuing operations to TSYS common shareholders	$ 1.74	$ 1.97	$ 1.48
Gain from discontinued operations to TSYS common shareholders		0.01	0.26
Net income attributable to TSYS common shareholders	1.74	1.98	1.73
Diluted EPS:
Income from continuing operations to TSYS common shareholders	1.73	1.96	1.47
Gain from discontinued operations to TSYS common shareholders		0.01	0.25
Net income attributable to TSYS common shareholders	$ 1.73	$ 1.97	$ 1.72
Amounts attributable to TSYS common shareholders:
Income from continuing operations	$ 319,638	$ 362,633	$ 275,216
Gain from discontinued operations		1,411	47,656
Net income	$ 319,638	$ 364,044	$ 322,872